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                 DECHERT LLP

BOSTON           May 6, 2003

BRUSSELS         VIA ELECTRONIC TRANSMISSION

FRANKFURT        Securities and Exchange Commission
                 450 Fifth Street, N.W.
HARRISBURG       Washington, D.C. 20549

HARTFORD         Re: MMA Praxis Mutual Funds
                 File Nos. 33-69724 and 811-08056
LONDON
                 Dear Sir or Madam:
LUXEMBOURG
                          Pursuant to Rule 497(j) under the Securities Act of
NEW YORK         1933, we hereby certify on behalf of the MMA Praxis Mutual
                 Funds (the "Trust"), in connection with the four individual
NEWPORT BEACH    series of the Trust, MMA Praxis Core Stock Fund, MMA Praxis
                 Intermediate Income Fund, MMA Praxis International Fund and
PARIS            MMA Praxis Value Index Fund (the "Funds"), that the form of
                 Prospectus and Statement of Additional Information that would
PHILADELPHIA     have been filed under Rule 497(c) by the Trust on behalf of the Funds does not differ from those contained in
PRINCETON        Post-Effective Amendment No. 15 which was filed on May 1,
                 2003. The text of Post-Effective Amendment No. 15 was filed
SAN FRANCISCO    electronically.

WASHINGTON                Please do not hesitate to contact the undersigned at
                 (617) 728-7161 if you have any questions regarding this certification.

                                              Very truly yours,


                                              /s/ Joseph R. Fleming
                                              Joseph R. Fleming




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